July 22, 2005


                                  Deutsche Investment Management Americas Inc.
                                  Two International Place
                                  Boston, MA  02110


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549


RE: Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A of Scudder Cash Investment Trust, (the "Fund") (Reg. Nos. 2-55166, 811-2613)


Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 47 to the Fund's Registration Statement on Form N-1A (the "Amendment") do not differ from those contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on July 1, 2005.

         Any comments or questions on this filing should be directed to the undersigned at 617-295-2557.


                                  Very truly yours,

                                  /s/ Dennis P. Gallagher
                                  Dennis P. Gallagher, Esq.
                                  Director
                                  Deutsche Asset Management


cc:      Jason E. Brown, Esq. Ropes & Gray